UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Loans and advances to customers	$ 152,244,991	$ 145,125,575
Securitisation [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	2,110,967	1,621,035
Investments at fair value through profit or loss	252,881	295,536
Investments at fair value through other comprehensive income	187,471	196,131
Loans and advances to customers	0	0
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	440,352	491,667
The Bank’s maximum exposure	440,352	491,667
Bank’s managed funds [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	120,320,401	111,580,219
Investments at fair value through profit or loss	0	0
Investments at fair value through other comprehensive income	0	0
Loans and advances to customers	3,626,152	3,125,459
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	3,626,152	3,125,459
The Bank’s maximum exposure	3,626,152	3,125,459
Total [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets of the entities	122,431,368	113,201,254
Investments at fair value through profit or loss	252,881	295,536
Investments at fair value through other comprehensive income	187,471	196,131
Loans and advances to customers	3,626,152	3,125,459
Total assets in relation to The Bank’s interests in the unconsolidated structured entities	4,066,504	3,617,126
The Bank’s maximum exposure	$ 4,066,504	$ 3,617,126